Statutory and other information (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Schedule of statutory and other information

19. Statutory and other information	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Directors’ emoluments:
-Fees	0.7	0.7	0.6
-Share based compensation	1.9	1.5	1.5
-Other emoluments	1.8	1.1	2.0
Total Directors’ emoluments	4.4	3.3	4.1
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.5	0.4	0.4
- Audit related services (ii)	—	0.1	—
- Tax advisory services (iii)	0.2	0.2	0.5
Total fees	0.7	0.7	0.9
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
Audit services (i)	0.1	—	—
Audit related services (ii)	—	0.1	—
Tax advisory services (iii)	0.1	0.2	0.2
Total fees	0.2	0.3	0.2
Depreciation of owned property, plant and equipment	633.4	548.7	478.7
Depreciation of property, plant and equipment held under finance leases	7.1	12.3	18.8
Operating lease charges, principally for aircraft	83.9	82.3	86.1

(i)

Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In 2019 €1,000 (2018: €1,000; 2017: €1,000) of audit fees relate to the audit of the Parent Company.

(ii)	Audit related services comprise financial due diligence services.
(iii)

Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

Schedule of beneficial interests held by directors, of their spouses and dependent children in office

	No. of Shares at March 31,
	2019	2018	2017
David Bonderman	7,535,454	7,535,454	7,535,454
Michael Cawley	756,198	756,198	756,198
Emer Daly	3,260	3,260	—
Stan McCarthy	10,000	10,000	—
Kyran McLaughlin	225,000	225,000	225,000
Howard Millar	390,000	390,000	390,000
Dick Milliken	9,750	9,750	9,750
Michael O’Leary	44,096,725	46,096,725	50,096,725
Julie O'Neill	1,000	—	—
Louise Phelan	30,000	6,825	6,825

Schedule of share options held by director in office

	No. of Options at March 31,
	2019	2018	2017
David Bonderman (a) (d)	80,000	30,000	30,000
Roisin Brennan (d)	50,000	—	—
Michael Cawley (a) (d)	80,000	30,000	30,000
Emer Daly (d)	50,000	—	—
Stan McCarthy (d)	50,000	—	—
Kyran McLaughlin (a) (d)	80,000	30,000	30,000
Howard Millar (c) (d)	80,000	30,000	30,000
Dick Milliken (a) (d)	80,000	30,000	30,000
Mike O'Brien (d)	50,000	—	—
Michael O’Leary (b) (e)	15,000,000	5,000,000	5,000,000
Julie O’Neill (a) (d)	80,000	30,000	30,000
Louise Phelan (a) (d)	80,000	30,000	30,000

(a)

30,000 options were granted to these Directors at an exercise price of €6.25 (the market value at the date of grant) during fiscal year 2015 and are exercisable between May 21, 2019 and July 1, 2022 subject to the Director still being a Non-Executive Director of the Company through April 30, 2019.

(b)

5,000,000 options were granted to Mr.O’Leary during fiscal year 2015 at an exercise price of €8.345 (the market value at the date of grant) and are exercisable between September 2019 and November 2021 subject to him still being an employee of the Company through July 31, 2019.

(c)	30,000 options were granted to this Director at an exercise price of €11.38 (the market price at the date of grant) during fiscal year 2016 and are exercisable between May 21, 2019 and July 1, 2022.

(d)

50,000 options were granted to these Directors at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable between September 2024 and February 2026 subject to the Director still being a Non-Executive Director of the Company through July 31, 2024.

(e)

10,000,000 options were granted to Mr. O’Leary at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable between September 2024 and February 2026 subject to him still being an employee of the Company through July 31, 2024.

Executive Director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(a) Fees and emoluments - Executive Director	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Basic salary	1.06	1.06	1.06
Bonus (performance and target-related)	0.77	—	0.95
Share based compensation	1.55	1.25	1.25
	3.38	2.31	3.26

Non-executive director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(b) Fees and emoluments – Non-Executive Directors	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Fees
David Bonderman	0.10	0.10	0.10
Roisin Brennan (i)	0.04	—	—
Michael Cawley	0.05	0.05	0.05
Emer Daly (ii)	0.05	0.02	—
John Leahy (iii)	—	—	0.02
Stan McCarthy (iv)	0.05	0.04	—
Charles McCreevy (v)	0.03	0.05	0.05
Declan McKeon (vi)	0.03	0.05	0.05
Kyran McLaughlin	0.05	0.05	0.05
Howard Millar	0.05	0.05	0.05
Dick Milliken	0.05	0.05	0.05
Mike O’Brien (vii)	0.08	0.08	0.06
Julie O’Neill	0.05	0.05	0.05
James Osborne (viii)	—	0.02	0.05
Louise Phelan	0.05	0.05	0.05
	0.68	0.66	0.63
Emoluments
Share based compensation	0.29	0.27	0.27
Total	0.97	0.93	0.90

(i)	Roisin Brennan was appointed to the Board of Directors effective in May 2018.
(ii)	Emer Daly was appointed to the Board of Directors effective in December 2017.
(iii)	John Leahy served on the Board of Directors between August 2015 and September 2016.
(iv)	Stan McCarthy was appointed to the Board of Directors effective in May 2017.
(v)	Charles McCreevy retired from the Board of Directors effective in September 2018.
(vi)	Declan McKeon retired from the Board of Directors effective in September 2018.
(vii)	Mike O’Brien was appointed to the Board effective in May 2016.
(viii)	James Osborne passed away in August 2017.